Cover Page	Jan. 29, 2025
Document Information [Line Items]
Entity Central Index Key	0001326160
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	-
Local Phone Number	-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Duke Energy Indiana [Member]
Document Information [Line Items]
Entity Central Index Key	0000081020
Entity File Number	1-3543
Entity Registrant Name	DUKE ENERGY INDIANA, LLC
Entity Tax Identification Number	35-0594457
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	1000 East Main Street
Entity Address, City or Town	Plainfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46168
City Area Code	-
Local Phone Number	-3853
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.625% Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
3.10% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
3.85% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK 34
Security Exchange Name	NYSE